Financial Instruments and Risk Management - Summary of Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 5,572,463	$ 6,943,473
Principal payments	(461,698)	(277,065)
Proceeds from borrowings	430,507
Transaction costs incurred for borrowings	(41,912)
Series C Conversion to ordinary shares		(1,397,960)
Reclassifications and other	147,018	44,194
Ending balance	5,646,378	5,312,642
Short-term Portion of Bank Loans and Financial Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	220,116	253,020
Principal payments	(188,373)	(217,550)
Reclassifications and other	1,026,665	164,747
Ending balance	1,058,408	200,217
Long-term Portion of Bank Loans and Financial Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,823,657	1,757,372
Principal payments		(38,980)
Proceeds from borrowings	430,507
Transaction costs incurred for borrowings	(41,912)
Reclassifications and other	(920,971)	(144,225)
Ending balance	1,291,281	1,574,167
Secured Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,017,501	1,015,657
Reclassifications and other	1,452	1,374
Ending balance	1,018,953	1,017,031
Short-term Portion of Unsecured Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	249,650
Principal payments	(250,000)
Reclassifications and other	350	249,422
Ending balance		249,422
Long-term Portion of Unsecured Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,025,001	2,270,246
Reclassifications and other	6,702	(246,229)
Ending balance	2,031,703	2,024,017
Private Placement Liability
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		1,394,552
Series C Conversion to ordinary shares		(1,397,960)
Reclassifications and other		3,408
Short-term Portion of Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	28,944	24,670
Principal payments	(23,325)	(20,535)
Reclassifications and other	21,560	24,882
Ending balance	27,179	29,017
Long-term Portion of Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	207,594	227,956
Reclassifications and other	11,260	(9,185)
Ending balance	$ 218,854	$ 218,771